Income Taxes (Tables)	12 Months Ended
Oct. 31, 2012
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended October 31,
	2012	2011
Federal:
Current	$ -	$ -
Deferred	992,000	5,653,000
State:
Current	-	-
Deferred	32,000	(10,000)
Foreign:
Current	-	600,000
Adjustment to valuation allowance related to net deferred tax assets	(1,024,000)	(5,643,000)
Income tax provision (benefit)	$ -	$ 600,000

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2012	2011
Long-term deferred tax assets:
Federal and state NOL and tax credit carryforwards	$ 24,284,000	$ 25,062,000
Unrealized gain (loss) on available for sale securities	-	-
Deferred Compensation	2,255,000	2,244,000
Other	448,000	385,000
Subtotal	26,987,000	27,691,000

Less: valuation allowance	(26,987,000)	(27,691,000)
Deferred tax asset, net	$ -	$ -

Federal Income Tax Note [Table Text Block]
	Year Ended October 31,
	2012		2011
Income tax benefit at U.S. Federal statutory income tax rate	$(1,446,000)	(34%)	$(2,305,000)	(34%)
State income taxes	(2,000)	(.06%)	(4,000)	(.06%)
Permanent differences	8,000.19%		10,000.15%
Credits	(63,000)	(1.48%)	(89,000)	(1.31%)
Expiring net operating losses, credits and other	2,527,000	59.44%	7,444,000	109.83%
Foreign rate difference on impairment	-	-	587,000	8.65%
Foreign withholding tax	-	-	600,000	8.85%
Change in valuation allowance	(1,024,000)	(24.09%)	(5,643,000)	(83.26%)
Income tax provision	$ -	0%	$600,000	8.85%